Income Taxes (Deferred Tax Assets And (Liabilities) Included In Consolidated Balance Sheets)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Other current assets	$ 12.1	$ 12.8
Sundry	46.9	50.2
Other current liabilities	(1.6)	(1.3)
Deferred income taxes	(63.3)	(69.6)
Net deferred tax (liability)	$ (5.9)	$ (7.9)